UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.844202.103

AAM20-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 20.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	547,638	$ 39,238,234
Fidelity Consumer Staples Central Fund (b)	441,758	43,999,112
Fidelity Energy Central Fund (b)	562,572	39,863,819
Fidelity Financials Central Fund (b)	1,213,161	56,521,189
Fidelity Health Care Central Fund (b)	641,279	52,341,208
Fidelity Industrials Central Fund (b)	587,615	46,362,828
Fidelity Information Technology Central Fund (b)	806,348	57,428,131
Fidelity Materials Central Fund (b)	179,426	13,848,080
Fidelity Telecom Services Central Fund (b)	171,892	12,061,652
Fidelity Utilities Central Fund (b)	193,627	16,103,989
TOTAL EQUITY CENTRAL FUNDS (Cost $530,062,050)		377,768,242
Fixed-Income Central Funds - 57.2%

High Yield Fixed-Income Funds - 6.1%
Fidelity Floating Rate Central Fund (b)	815,379	53,105,639
Fidelity High Income Central Fund 1 (b)	869,096	60,367,436
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,473,075
Investment Grade Fixed-Income Funds - 51.1%
Fidelity Tactical Income Central Fund (b)	11,242,403	957,403,040
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,249,242,900)		1,070,876,115
Money Market Central Funds - 22.6%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a)	74,883,876	$ 74,883,876
Fidelity Money Market Central Fund, 2.39% (a)	348,550,134	348,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $423,434,010)		423,434,010
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,202,738,960)	1,872,078,367
NET OTHER ASSETS - 0.0%	(298,431)
NET ASSETS - 100%	$ 1,871,779,936
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,033,017
Fidelity Consumer Discretionary Central Fund	201,740
Fidelity Consumer Staples Central Fund	254,948
Fidelity Energy Central Fund	129,391
Fidelity Financials Central Fund	589,147
Fidelity Floating Rate Central Fund	1,179,813
Fidelity Health Care Central Fund	185,413
Fidelity High Income Central Fund 1	1,417,822
Fidelity Industrials Central Fund	338,388
Fidelity Information Technology Central Fund	152,810
Fidelity Materials Central Fund	83,848
Fidelity Money Market Central Fund	1,793,470
Fidelity Tactical Income Central Fund	14,410,028
Fidelity Telecom Services Central Fund	99,048
Fidelity Utilities Central Fund	157,285
Total	$ 22,026,168
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 6,766,141	$ -	$ 39,238,234	9.0%
Fidelity Consumer Staples Central Fund	43,280,780	6,978,907	-	43,999,112	9.0%
Fidelity Energy Central Fund	45,971,670	12,835,223	-	39,863,819	9.0%
Fidelity Financials Central Fund	67,032,602	11,653,018	-	56,521,189	9.0%
Fidelity Floating Rate Central Fund	67,675,508	1,179,856	-	53,105,639	2.6%
Fidelity Health Care Central Fund	54,027,771	8,931,059	-	52,341,208	9.0%
Fidelity High Income Central Fund 1	42,245,646	27,514,013	-	60,367,436	19.9%
Fidelity Industrials Central Fund	50,521,309	9,825,864	-	46,362,828	9.0%
Fidelity Information Technology Central Fund	62,956,141	14,078,296	-	57,428,131	9.0%
Fidelity Materials Central Fund	15,341,018	3,638,924	-	13,848,080	9.0%
Fidelity Tactical Income Central Fund	1,082,230,662	14,410,030	86,403,528	957,403,040	27.4%
Fidelity Telecom Services Central Fund	12,667,166	2,384,622	-	12,061,652	9.0%
Fidelity Utilities Central Fund	15,447,872	2,399,524	-	16,103,989	9.0%
Total	$ 1,602,297,444	$ 122,595,477	$ 86,403,528	$ 1,448,644,357
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,872,078,367	$ 1,872,078,367	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,202,738,960. Net unrealized depreciation aggregated $330,660,593, of which $994,120 related to appreciated investment securities and $331,654,713 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

December 31, 2008

1.811345.104

AMI-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 20.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	547,638	$ 39,238,234
Fidelity Consumer Staples Central Fund (b)	441,758	43,999,112
Fidelity Energy Central Fund (b)	562,572	39,863,819
Fidelity Financials Central Fund (b)	1,213,161	56,521,189
Fidelity Health Care Central Fund (b)	641,279	52,341,208
Fidelity Industrials Central Fund (b)	587,615	46,362,828
Fidelity Information Technology Central Fund (b)	806,348	57,428,131
Fidelity Materials Central Fund (b)	179,426	13,848,080
Fidelity Telecom Services Central Fund (b)	171,892	12,061,652
Fidelity Utilities Central Fund (b)	193,627	16,103,989
TOTAL EQUITY CENTRAL FUNDS (Cost $530,062,050)		377,768,242
Fixed-Income Central Funds - 57.2%

High Yield Fixed-Income Funds - 6.1%
Fidelity Floating Rate Central Fund (b)	815,379	53,105,639
Fidelity High Income Central Fund 1 (b)	869,096	60,367,436
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,473,075
Investment Grade Fixed-Income Funds - 51.1%
Fidelity Tactical Income Central Fund (b)	11,242,403	957,403,040
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,249,242,900)		1,070,876,115
Money Market Central Funds - 22.6%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a)	74,883,876	$ 74,883,876
Fidelity Money Market Central Fund, 2.39% (a)	348,550,134	348,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $423,434,010)		423,434,010
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,202,738,960)	1,872,078,367
NET OTHER ASSETS - 0.0%	(298,431)
NET ASSETS - 100%	$ 1,871,779,936
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,033,017
Fidelity Consumer Discretionary Central Fund	201,740
Fidelity Consumer Staples Central Fund	254,948
Fidelity Energy Central Fund	129,391
Fidelity Financials Central Fund	589,147
Fidelity Floating Rate Central Fund	1,179,813
Fidelity Health Care Central Fund	185,413
Fidelity High Income Central Fund 1	1,417,822
Fidelity Industrials Central Fund	338,388
Fidelity Information Technology Central Fund	152,810
Fidelity Materials Central Fund	83,848
Fidelity Money Market Central Fund	1,793,470
Fidelity Tactical Income Central Fund	14,410,028
Fidelity Telecom Services Central Fund	99,048
Fidelity Utilities Central Fund	157,285
Total	$ 22,026,168
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 6,766,141	$ -	$ 39,238,234	9.0%
Fidelity Consumer Staples Central Fund	43,280,780	6,978,907	-	43,999,112	9.0%
Fidelity Energy Central Fund	45,971,670	12,835,223	-	39,863,819	9.0%
Fidelity Financials Central Fund	67,032,602	11,653,018	-	56,521,189	9.0%
Fidelity Floating Rate Central Fund	67,675,508	1,179,856	-	53,105,639	2.6%
Fidelity Health Care Central Fund	54,027,771	8,931,059	-	52,341,208	9.0%
Fidelity High Income Central Fund 1	42,245,646	27,514,013	-	60,367,436	19.9%
Fidelity Industrials Central Fund	50,521,309	9,825,864	-	46,362,828	9.0%
Fidelity Information Technology Central Fund	62,956,141	14,078,296	-	57,428,131	9.0%
Fidelity Materials Central Fund	15,341,018	3,638,924	-	13,848,080	9.0%
Fidelity Tactical Income Central Fund	1,082,230,662	14,410,030	86,403,528	957,403,040	27.4%
Fidelity Telecom Services Central Fund	12,667,166	2,384,622	-	12,061,652	9.0%
Fidelity Utilities Central Fund	15,447,872	2,399,524	-	16,103,989	9.0%
Total	$ 1,602,297,444	$ 122,595,477	$ 86,403,528	$ 1,448,644,357
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,872,078,367	$ 1,872,078,367	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,202,738,960. Net unrealized depreciation aggregated $330,660,593, of which $994,120 related to appreciated investment securities and $331,654,713 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849939.101

ATAN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 29.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	12,493	$ 895,094
Fidelity Consumer Staples Central Fund (b)	10,076	1,003,612
Fidelity Energy Central Fund (b)	12,833	909,346
Fidelity Financials Central Fund (b)	27,674	1,289,345
Fidelity Health Care Central Fund (b)	14,629	1,193,990
Fidelity Industrials Central Fund (b)	13,404	1,057,579
Fidelity Information Technology Central Fund (b)	18,393	1,309,981
Fidelity Materials Central Fund (b)	4,092	315,839
Fidelity Telecom Services Central Fund (b)	3,921	275,138
Fidelity Utilities Central Fund (b)	4,416	367,310
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $12,918,531)		8,617,234
Fixed-Income Central Funds - 49.1%

High Yield Fixed-Income Funds - 5.4%
Fidelity Floating Rate Central Fund (b)	12,213	795,458
Fidelity High Income Central Fund 1 (b)	11,752	816,294
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,611,752
Investment Grade Fixed-Income Funds - 43.7%
Fidelity Tactical Income Central Fund (b)	152,664	13,000,834
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $16,737,998)		14,612,586
Money Market Central Funds - 19.6%

Fidelity Cash Central Fund, 1.06% (a) (Cost $5,815,592)	5,815,592	5,815,592
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $332,000)	$ 332,000	$ 332,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $35,804,121)	29,377,412
NET OTHER ASSETS - 1.2%	359,236
NET ASSETS - 100%	$ 29,736,648
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$332,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 1,166
Banc of America Securities LLC	35,070
Goldman, Sachs & Co.	222,916
UBS Securities LLC	72,848
$ 332,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,560
Fidelity Consumer Discretionary Central Fund	4,246
Fidelity Consumer Staples Central Fund	5,357
Fidelity Energy Central Fund	2,759
Fidelity Financials Central Fund	12,408
Fidelity Floating Rate Central Fund	17,672
Fidelity Health Care Central Fund	3,888
Fidelity High Income Central Fund 1	19,389
Fidelity Industrials Central Fund	7,170
Fidelity Information Technology Central Fund	3,237
Fund	Income earned
Fidelity Materials Central Fund	$ 1,769
Fidelity Tactical Income Central Fund	194,592
Fidelity Telecom Services Central Fund	2,057
Fidelity Utilities Central Fund	3,339
Total	$ 297,443
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 153,814	$ -	$ 895,094	0.2%
Fidelity Consumer Staples Central Fund	973,588	160,059	-	1,003,612	0.2%
Fidelity Energy Central Fund	1,034,093	281,356	-	909,346	0.2%
Fidelity Financials Central Fund	1,507,852	248,503	-	1,289,345	0.2%
Fidelity Floating Rate Central Fund	1,013,697	17,673	-	795,458	0.0%
Fidelity Health Care Central Fund	1,215,308	203,300	-	1,193,990	0.2%
Fidelity High Income Central Fund 1	637,595	313,048	-	816,294	0.3%
Fidelity Industrials Central Fund	1,136,447	217,931	-	1,057,579	0.2%
Fidelity Information Technology Central Fund	1,416,220	313,191	-	1,309,981	0.2%
Fidelity Materials Central Fund	345,142	80,711	-	315,839	0.2%
Fidelity Tactical Income Central Fund	13,876,261	194,592	357,917	13,000,834	0.4%
Fidelity Telecom Services Central Fund	285,000	53,514	-	275,138	0.2%
Fidelity Utilities Central Fund	347,516	56,997	-	367,310	0.2%
Total	$ 24,753,791	$ 2,294,689	$ 357,917	$ 23,229,820
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 29,377,412	$ 29,045,412	$ 332,000	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $35,804,121. Net unrealized depreciation aggregated $6,426,709, of which $18,480 related to appreciated investment securities and $6,445,189 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager® 30%

December 31, 2008

1.849900.101

TAN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 29.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	12,493	$ 895,094
Fidelity Consumer Staples Central Fund (b)	10,076	1,003,612
Fidelity Energy Central Fund (b)	12,833	909,346
Fidelity Financials Central Fund (b)	27,674	1,289,345
Fidelity Health Care Central Fund (b)	14,629	1,193,990
Fidelity Industrials Central Fund (b)	13,404	1,057,579
Fidelity Information Technology Central Fund (b)	18,393	1,309,981
Fidelity Materials Central Fund (b)	4,092	315,839
Fidelity Telecom Services Central Fund (b)	3,921	275,138
Fidelity Utilities Central Fund (b)	4,416	367,310
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $12,918,531)		8,617,234
Fixed-Income Central Funds - 49.1%

High Yield Fixed-Income Funds - 5.4%
Fidelity Floating Rate Central Fund (b)	12,213	795,458
Fidelity High Income Central Fund 1 (b)	11,752	816,294
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,611,752
Investment Grade Fixed-Income Funds - 43.7%
Fidelity Tactical Income Central Fund (b)	152,664	13,000,834
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $16,737,998)		14,612,586
Money Market Central Funds - 19.6%

Fidelity Cash Central Fund, 1.06% (a) (Cost $5,815,592)	5,815,592	5,815,592
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $332,000)	$ 332,000	$ 332,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $35,804,121)	29,377,412
NET OTHER ASSETS - 1.2%	359,236
NET ASSETS - 100%	$ 29,736,648
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$332,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 1,166
Banc of America Securities LLC	35,070
Goldman, Sachs & Co.	222,916
UBS Securities LLC	72,848
$ 332,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,560
Fidelity Consumer Discretionary Central Fund	4,246
Fidelity Consumer Staples Central Fund	5,357
Fidelity Energy Central Fund	2,759
Fidelity Financials Central Fund	12,408
Fidelity Floating Rate Central Fund	17,672
Fidelity Health Care Central Fund	3,888
Fidelity High Income Central Fund 1	19,389
Fidelity Industrials Central Fund	7,170
Fidelity Information Technology Central Fund	3,237
Fund	Income earned
Fidelity Materials Central Fund	$ 1,769
Fidelity Tactical Income Central Fund	194,592
Fidelity Telecom Services Central Fund	2,057
Fidelity Utilities Central Fund	3,339
Total	$ 297,443
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 153,814	$ -	$ 895,094	0.2%
Fidelity Consumer Staples Central Fund	973,588	160,059	-	1,003,612	0.2%
Fidelity Energy Central Fund	1,034,093	281,356	-	909,346	0.2%
Fidelity Financials Central Fund	1,507,852	248,503	-	1,289,345	0.2%
Fidelity Floating Rate Central Fund	1,013,697	17,673	-	795,458	0.0%
Fidelity Health Care Central Fund	1,215,308	203,300	-	1,193,990	0.2%
Fidelity High Income Central Fund 1	637,595	313,048	-	816,294	0.3%
Fidelity Industrials Central Fund	1,136,447	217,931	-	1,057,579	0.2%
Fidelity Information Technology Central Fund	1,416,220	313,191	-	1,309,981	0.2%
Fidelity Materials Central Fund	345,142	80,711	-	315,839	0.2%
Fidelity Tactical Income Central Fund	13,876,261	194,592	357,917	13,000,834	0.4%
Fidelity Telecom Services Central Fund	285,000	53,514	-	275,138	0.2%
Fidelity Utilities Central Fund	347,516	56,997	-	367,310	0.2%
Total	$ 24,753,791	$ 2,294,689	$ 357,917	$ 23,229,820
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 29,377,412	$ 29,045,412	$ 332,000	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $35,804,121. Net unrealized depreciation aggregated $6,426,709, of which $18,480 related to appreciated investment securities and $6,445,189 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849958.101

AFAN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 39.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	12,524	$ 897,356
Fidelity Consumer Staples Central Fund (b)	10,103	1,006,282
Fidelity Emerging Markets Equity Central Fund (b)	1,800	190,512
Fidelity Energy Central Fund (b)	12,866	911,685
Fidelity Financials Central Fund (b)	27,746	1,292,693
Fidelity Health Care Central Fund (b)	14,667	1,197,094
Fidelity Industrials Central Fund (b)	13,439	1,060,358
Fidelity Information Technology Central Fund (b)	18,442	1,313,440
Fidelity International Equity Central Fund (b)	13,090	698,746
Fidelity Materials Central Fund (b)	4,103	316,667
Fidelity Telecom Services Central Fund (b)	3,931	275,859
Fidelity Utilities Central Fund (b)	4,428	368,299
TOTAL EQUITY CENTRAL FUNDS (Cost $13,526,415)		9,528,991
Fixed-Income Central Funds - 42.3%

High Yield Fixed-Income Funds - 3.8%
Fidelity Floating Rate Central Fund (b)	6,075	395,633
Fidelity High Income Central Fund 1 (b)	7,654	531,676
TOTAL HIGH YIELD FIXED-INCOME FUNDS		927,309

Investment Grade Fixed-Income Funds - 38.5%

Fidelity Tactical Income Central Fund (b)	109,284	9,306,624
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $11,387,818)		10,233,933
Money Market Central Funds - 17.1%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a) (Cost $4,123,777)	4,123,777	$ 4,123,777
TOTAL INVESTMENTS - 98.9% (Cost $29,038,010)		23,886,701
NET OTHER ASSETS - 1.1%		259,824
NET ASSETS - 100%		$ 24,146,525
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,444
Fidelity Consumer Discretionary Central Fund	3,283
Fidelity Consumer Staples Central Fund	4,143
Fidelity Energy Central Fund	2,132
Fidelity Financials Central Fund	9,595
Fidelity Floating Rate Central Fund	8,790
Fidelity Health Care Central Fund	3,007
Fidelity High Income Central Fund 1	12,282
Fidelity Industrials Central Fund	5,543
Fidelity Information Technology Central Fund	2,503
Fidelity International Equity Central Fund	3,646
Fidelity Materials Central Fund	1,368
Fidelity Tactical Income Central Fund	108,873
Fidelity Telecom Services Central Fund	1,592
Fidelity Utilities Central Fund	2,581
Total	$ 180,782
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 366,934	$ -	$ 897,356	0.2%
Fidelity Consumer Staples Central Fund	693,355	401,407	-	1,006,282	0.2%
Fidelity Emerging Markets Equity Central Fund	-	180,000	-	190,512	0.2%
Fidelity Energy Central Fund	736,460	464,685	-	911,685	0.2%
Fidelity Financials Central Fund	1,073,867	557,828	-	1,292,693	0.2%
Fidelity Floating Rate Central Fund	504,178	8,790	-	395,633	0.0%
Fidelity Health Care Central Fund	865,513	489,580	-	1,197,094	0.2%
Fidelity High Income Central Fund 1	316,276	291,653	-	531,676	0.2%
Fidelity Industrials Central Fund	809,331	457,694	-	1,060,358	0.2%
Fidelity Information Technology Central Fund	1,008,502	607,042	-	1,313,440	0.2%
Fidelity International Equity Central Fund	745,109	115,603	-	698,746	0.1%
Fidelity Materials Central Fund	245,701	149,318	-	316,667	0.2%
Fidelity Tactical Income Central Fund	7,380,508	2,324,161	17,863	9,306,624	0.3%
Fidelity Telecom Services Central Fund	202,857	116,529	-	275,859	0.2%
Fidelity Utilities Central Fund	247,387	144,489	-	368,299	0.2%
Total	$ 15,516,260	$ 6,675,713	$ 17,863	$ 19,762,924
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,886,701	$ 23,886,701	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $29,038,010. Net unrealized depreciation aggregated $5,151,309, of which $102,109 related to appreciated investment securities and $5,253,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

December 31, 2008

1.849910.101

FAN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 39.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	12,524	$ 897,356
Fidelity Consumer Staples Central Fund (b)	10,103	1,006,282
Fidelity Emerging Markets Equity Central Fund (b)	1,800	190,512
Fidelity Energy Central Fund (b)	12,866	911,685
Fidelity Financials Central Fund (b)	27,746	1,292,693
Fidelity Health Care Central Fund (b)	14,667	1,197,094
Fidelity Industrials Central Fund (b)	13,439	1,060,358
Fidelity Information Technology Central Fund (b)	18,442	1,313,440
Fidelity International Equity Central Fund (b)	13,090	698,746
Fidelity Materials Central Fund (b)	4,103	316,667
Fidelity Telecom Services Central Fund (b)	3,931	275,859
Fidelity Utilities Central Fund (b)	4,428	368,299
TOTAL EQUITY CENTRAL FUNDS (Cost $13,526,415)		9,528,991
Fixed-Income Central Funds - 42.3%

High Yield Fixed-Income Funds - 3.8%
Fidelity Floating Rate Central Fund (b)	6,075	395,633
Fidelity High Income Central Fund 1 (b)	7,654	531,676
TOTAL HIGH YIELD FIXED-INCOME FUNDS		927,309

Investment Grade Fixed-Income Funds - 38.5%

Fidelity Tactical Income Central Fund (b)	109,284	9,306,624
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $11,387,818)		10,233,933
Money Market Central Funds - 17.1%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a) (Cost $4,123,777)	4,123,777	$ 4,123,777
TOTAL INVESTMENTS - 98.9% (Cost $29,038,010)		23,886,701
NET OTHER ASSETS - 1.1%		259,824
NET ASSETS - 100%		$ 24,146,525
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,444
Fidelity Consumer Discretionary Central Fund	3,283
Fidelity Consumer Staples Central Fund	4,143
Fidelity Energy Central Fund	2,132
Fidelity Financials Central Fund	9,595
Fidelity Floating Rate Central Fund	8,790
Fidelity Health Care Central Fund	3,007
Fidelity High Income Central Fund 1	12,282
Fidelity Industrials Central Fund	5,543
Fidelity Information Technology Central Fund	2,503
Fidelity International Equity Central Fund	3,646
Fidelity Materials Central Fund	1,368
Fidelity Tactical Income Central Fund	108,873
Fidelity Telecom Services Central Fund	1,592
Fidelity Utilities Central Fund	2,581
Total	$ 180,782
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 366,934	$ -	$ 897,356	0.2%
Fidelity Consumer Staples Central Fund	693,355	401,407	-	1,006,282	0.2%
Fidelity Emerging Markets Equity Central Fund	-	180,000	-	190,512	0.2%
Fidelity Energy Central Fund	736,460	464,685	-	911,685	0.2%
Fidelity Financials Central Fund	1,073,867	557,828	-	1,292,693	0.2%
Fidelity Floating Rate Central Fund	504,178	8,790	-	395,633	0.0%
Fidelity Health Care Central Fund	865,513	489,580	-	1,197,094	0.2%
Fidelity High Income Central Fund 1	316,276	291,653	-	531,676	0.2%
Fidelity Industrials Central Fund	809,331	457,694	-	1,060,358	0.2%
Fidelity Information Technology Central Fund	1,008,502	607,042	-	1,313,440	0.2%
Fidelity International Equity Central Fund	745,109	115,603	-	698,746	0.1%
Fidelity Materials Central Fund	245,701	149,318	-	316,667	0.2%
Fidelity Tactical Income Central Fund	7,380,508	2,324,161	17,863	9,306,624	0.3%
Fidelity Telecom Services Central Fund	202,857	116,529	-	275,859	0.2%
Fidelity Utilities Central Fund	247,387	144,489	-	368,299	0.2%
Total	$ 15,516,260	$ 6,675,713	$ 17,863	$ 19,762,924
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,886,701	$ 23,886,701	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $29,038,010. Net unrealized depreciation aggregated $5,151,309, of which $102,109 related to appreciated investment securities and $5,253,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.103

AAM50-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,360,402	$ 240,772,781
Fidelity Consumer Staples Central Fund (b)	2,710,707	269,986,408
Fidelity Emerging Markets Equity Central Fund (b)	485,561	51,391,776
Fidelity Energy Central Fund (b)	3,452,040	244,611,544
Fidelity Financials Central Fund (b)	7,444,174	346,824,083
Fidelity Health Care Central Fund (b)	3,935,002	321,174,837
Fidelity Industrials Central Fund (b)	3,605,711	284,490,623
Fidelity Information Technology Central Fund (b)	4,947,898	352,389,274
Fidelity International Equity Central Fund (b)	4,002,471	213,651,922
Fidelity Materials Central Fund (b)	1,100,991	84,974,500
Fidelity Telecom Services Central Fund (b)	1,054,760	74,012,514
Fidelity Utilities Central Fund (b)	1,188,133	98,817,000
TOTAL EQUITY CENTRAL FUNDS (Cost $3,625,163,122)		2,583,097,262
Fixed-Income Central Funds - 46.2%

High Yield Fixed-Income Funds - 5.8%
Fidelity Floating Rate Central Fund (b)	2,363,498	153,934,628
Fidelity High Income Central Fund 1 (b)	2,005,092	139,273,700
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $411,148,262)		293,208,328
Investment Grade Fixed-Income Funds - 40.4%
Fidelity Tactical Income Central Fund (b) (Cost $2,344,875,599)	24,090,481	2,051,545,402
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,756,023,861)		2,344,753,730
Money Market Central Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a)	5,566,394	$ 5,566,394
Fidelity Money Market Central Fund, 2.39% (a)	145,013,442	145,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $150,579,836)		150,579,836
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,531,766,819)	5,078,430,828
NET OTHER ASSETS - 0.0%	(1,113,309)
NET ASSETS - 100%	$ 5,077,317,519
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 265,481
Fidelity Consumer Discretionary Central Fund	1,237,566
Fidelity Consumer Staples Central Fund	1,563,916
Fidelity Energy Central Fund	793,969
Fidelity Financials Central Fund	3,614,152
Fidelity Floating Rate Central Fund	3,419,865
Fidelity Health Care Central Fund	1,137,316
Fidelity High Income Central Fund 1	3,419,140
Fidelity Industrials Central Fund	2,076,128
Fidelity Information Technology Central Fund	937,542
Fidelity International Equity Central Fund	1,114,676
Fidelity Materials Central Fund	514,395
Fidelity Money Market Central Fund	1,902,880
Fidelity Securities Lending Cash Central Fund	14,209
Fidelity Tactical Income Central Fund	30,899,208
Fidelity Telecom Services Central Fund	607,434
Fidelity Utilities Central Fund	965,038
Total	$ 54,482,915
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 15,266,683	$ -	$ 240,772,781	55.5%
Fidelity Consumer Staples Central Fund	295,622,548	14,777,405	-	269,986,408	55.5%
Fidelity Emerging Markets Equity Central Fund	-	48,556,100	-	51,391,776	55.7%
Fidelity Energy Central Fund	314,002,263	53,499,695	-	244,611,544	55.5%
Fidelity Financials Central Fund	457,855,099	28,681,313	-	346,824,083	55.5%
Fidelity Floating Rate Central Fund	196,167,573	3,419,987	-	153,934,628	7.7%
Fidelity Health Care Central Fund	369,027,997	20,679,210	-	321,174,837	55.5%
Fidelity High Income Central Fund 1	122,947,937	41,643,830	-	139,273,700	46.0%
Fidelity Industrials Central Fund	345,077,478	30,048,224	-	284,490,623	55.5%
Fidelity Information Technology Central Fund	430,011,894	48,356,116	-	352,389,274	55.5%
Fidelity International Equity Central Fund	267,067,885	1,114,676	-	213,651,922	42.9%
Fidelity Materials Central Fund	104,784,844	13,464,323	-	84,974,500	55.5%
Fidelity Tactical Income Central Fund	2,390,712,422	30,899,214	257,213,153	2,051,545,402	58.7%
Fidelity Telecom Services Central Fund	86,521,154	6,955,361	-	74,012,514	55.5%
Fidelity Utilities Central Fund	105,514,101	4,888,468	-	98,817,000	55.5%
Total	$ 5,778,330,123	$ 362,250,605	$ 257,213,153	$ 4,927,850,992
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,078,430,828	$ 5,078,430,828	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,531,766,819. Net unrealized depreciation aggregated $1,453,335,991, of which $32,466,427 related to appreciated investment securities and $1,485,802,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2008

1.811343.104

FAA-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,360,402	$ 240,772,781
Fidelity Consumer Staples Central Fund (b)	2,710,707	269,986,408
Fidelity Emerging Markets Equity Central Fund (b)	485,561	51,391,776
Fidelity Energy Central Fund (b)	3,452,040	244,611,544
Fidelity Financials Central Fund (b)	7,444,174	346,824,083
Fidelity Health Care Central Fund (b)	3,935,002	321,174,837
Fidelity Industrials Central Fund (b)	3,605,711	284,490,623
Fidelity Information Technology Central Fund (b)	4,947,898	352,389,274
Fidelity International Equity Central Fund (b)	4,002,471	213,651,922
Fidelity Materials Central Fund (b)	1,100,991	84,974,500
Fidelity Telecom Services Central Fund (b)	1,054,760	74,012,514
Fidelity Utilities Central Fund (b)	1,188,133	98,817,000
TOTAL EQUITY CENTRAL FUNDS (Cost $3,625,163,122)		2,583,097,262
Fixed-Income Central Funds - 46.2%

High Yield Fixed-Income Funds - 5.8%
Fidelity Floating Rate Central Fund (b)	2,363,498	153,934,628
Fidelity High Income Central Fund 1 (b)	2,005,092	139,273,700
TOTAL HIGH YIELD FIXED-INCOME FUNDS (Cost $411,148,262)		293,208,328
Investment Grade Fixed-Income Funds - 40.4%
Fidelity Tactical Income Central Fund (b) (Cost $2,344,875,599)	24,090,481	2,051,545,402
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,756,023,861)		2,344,753,730
Money Market Central Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a)	5,566,394	$ 5,566,394
Fidelity Money Market Central Fund, 2.39% (a)	145,013,442	145,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $150,579,836)		150,579,836
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,531,766,819)	5,078,430,828
NET OTHER ASSETS - 0.0%	(1,113,309)
NET ASSETS - 100%	$ 5,077,317,519
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 265,481
Fidelity Consumer Discretionary Central Fund	1,237,566
Fidelity Consumer Staples Central Fund	1,563,916
Fidelity Energy Central Fund	793,969
Fidelity Financials Central Fund	3,614,152
Fidelity Floating Rate Central Fund	3,419,865
Fidelity Health Care Central Fund	1,137,316
Fidelity High Income Central Fund 1	3,419,140
Fidelity Industrials Central Fund	2,076,128
Fidelity Information Technology Central Fund	937,542
Fidelity International Equity Central Fund	1,114,676
Fidelity Materials Central Fund	514,395
Fidelity Money Market Central Fund	1,902,880
Fidelity Securities Lending Cash Central Fund	14,209
Fidelity Tactical Income Central Fund	30,899,208
Fidelity Telecom Services Central Fund	607,434
Fidelity Utilities Central Fund	965,038
Total	$ 54,482,915
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 15,266,683	$ -	$ 240,772,781	55.5%
Fidelity Consumer Staples Central Fund	295,622,548	14,777,405	-	269,986,408	55.5%
Fidelity Emerging Markets Equity Central Fund	-	48,556,100	-	51,391,776	55.7%
Fidelity Energy Central Fund	314,002,263	53,499,695	-	244,611,544	55.5%
Fidelity Financials Central Fund	457,855,099	28,681,313	-	346,824,083	55.5%
Fidelity Floating Rate Central Fund	196,167,573	3,419,987	-	153,934,628	7.7%
Fidelity Health Care Central Fund	369,027,997	20,679,210	-	321,174,837	55.5%
Fidelity High Income Central Fund 1	122,947,937	41,643,830	-	139,273,700	46.0%
Fidelity Industrials Central Fund	345,077,478	30,048,224	-	284,490,623	55.5%
Fidelity Information Technology Central Fund	430,011,894	48,356,116	-	352,389,274	55.5%
Fidelity International Equity Central Fund	267,067,885	1,114,676	-	213,651,922	42.9%
Fidelity Materials Central Fund	104,784,844	13,464,323	-	84,974,500	55.5%
Fidelity Tactical Income Central Fund	2,390,712,422	30,899,214	257,213,153	2,051,545,402	58.7%
Fidelity Telecom Services Central Fund	86,521,154	6,955,361	-	74,012,514	55.5%
Fidelity Utilities Central Fund	105,514,101	4,888,468	-	98,817,000	55.5%
Total	$ 5,778,330,123	$ 362,250,605	$ 257,213,153	$ 4,927,850,992
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,078,430,828	$ 5,078,430,828	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,531,766,819. Net unrealized depreciation aggregated $1,453,335,991, of which $32,466,427 related to appreciated investment securities and $1,485,802,418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849977.101

ASAN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 59.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	17,541	$ 1,256,797
Fidelity Consumer Staples Central Fund (b)	14,149	1,409,269
Fidelity Emerging Markets Equity Central Fund (b)	2,227	235,706
Fidelity Energy Central Fund (b)	18,019	1,276,826
Fidelity Financials Central Fund (b)	38,858	1,810,391
Fidelity Health Care Central Fund (b)	20,540	1,676,511
Fidelity Industrials Central Fund (b)	18,821	1,484,994
Fidelity Information Technology Central Fund (b)	25,828	1,839,438
Fidelity International Equity Central Fund (b)	38,219	2,040,130
Fidelity Materials Central Fund (b)	5,746	443,497
Fidelity Telecom Services Central Fund (b)	5,505	386,293
Fidelity Utilities Central Fund (b)	6,202	515,798
TOTAL EQUITY CENTRAL FUNDS (Cost $21,300,561)		14,375,650
Fixed-Income Central Funds - 33.3%

High Yield Fixed-Income Funds - 4.5%
Fidelity Floating Rate Central Fund (b)	7,219	470,157
Fidelity High Income Central Fund 1 (b)	8,903	618,403
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,088,560
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Tactical Income Central Fund (b)	81,810	6,966,954
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $9,091,451)		8,055,514
Money Market Central Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a) (Cost $1,620,808)	1,620,808	$ 1,620,808
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $32,012,820)	24,051,972
NET OTHER ASSETS - 0.6%	156,739
NET ASSETS - 100%	$ 24,208,711
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,350
Fidelity Consumer Discretionary Central Fund	6,114
Fidelity Consumer Staples Central Fund	7,699
Fidelity Energy Central Fund	4,041
Fidelity Financials Central Fund	17,886
Fidelity Floating Rate Central Fund	10,445
Fidelity Health Care Central Fund	5,572
Fidelity High Income Central Fund 1	14,370
Fidelity Industrials Central Fund	10,418
Fidelity Information Technology Central Fund	4,704
Fidelity International Equity Central Fund	9,418
Fidelity Materials Central Fund	2,557
Fidelity Tactical Income Central Fund	96,952
Fidelity Telecom Services Central Fund	2,911
Fidelity Utilities Central Fund	4,863
Total	$ 205,300
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 214,673	$ 244,465	$ 1,256,797	0.3%
Fidelity Consumer Staples Central Fund	1,635,731	236,744	257,804	1,409,269	0.3%
Fidelity Emerging Markets Equity Central Fund	-	222,700	-	235,706	0.3%
Fidelity Energy Central Fund	1,737,408	431,939	269,402	1,276,826	0.3%
Fidelity Financials Central Fund	2,533,356	338,428	415,668	1,810,391	0.3%
Fidelity Floating Rate Central Fund	599,148	10,446	-	470,157	0.0%
Fidelity Health Care Central Fund	2,041,880	297,237	327,148	1,676,511	0.3%
Fidelity High Income Central Fund 1	376,783	332,001	-	618,403	0.2%
Fidelity Industrials Central Fund	1,909,359	320,150	303,340	1,484,994	0.3%
Fidelity Information Technology Central Fund	2,379,293	467,343	401,443	1,839,438	0.3%
Fidelity International Equity Central Fund	1,762,191	1,036,817	297,361	2,040,130	0.4%
Fidelity Materials Central Fund	579,741	119,932	94,828	443,497	0.3%
Fidelity Tactical Income Central Fund	8,688,176	1,197,783	2,487,857	6,966,954	0.2%
Fidelity Telecom Services Central Fund	478,691	76,699	75,998	386,293	0.3%
Fidelity Utilities Central Fund	583,808	84,903	92,702	515,798	0.3%
Total	$ 26,926,808	$ 5,387,795	$ 5,268,016	$ 22,431,164
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,051,972	$ 24,051,972	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $32,012,820. Net unrealized depreciation aggregated $7,960,848, of which $216,272 related to appreciated investment securities and $8,177,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

December 31, 2008

1.849920.101

SAN-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 59.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	17,541	$ 1,256,797
Fidelity Consumer Staples Central Fund (b)	14,149	1,409,269
Fidelity Emerging Markets Equity Central Fund (b)	2,227	235,706
Fidelity Energy Central Fund (b)	18,019	1,276,826
Fidelity Financials Central Fund (b)	38,858	1,810,391
Fidelity Health Care Central Fund (b)	20,540	1,676,511
Fidelity Industrials Central Fund (b)	18,821	1,484,994
Fidelity Information Technology Central Fund (b)	25,828	1,839,438
Fidelity International Equity Central Fund (b)	38,219	2,040,130
Fidelity Materials Central Fund (b)	5,746	443,497
Fidelity Telecom Services Central Fund (b)	5,505	386,293
Fidelity Utilities Central Fund (b)	6,202	515,798
TOTAL EQUITY CENTRAL FUNDS (Cost $21,300,561)		14,375,650
Fixed-Income Central Funds - 33.3%

High Yield Fixed-Income Funds - 4.5%
Fidelity Floating Rate Central Fund (b)	7,219	470,157
Fidelity High Income Central Fund 1 (b)	8,903	618,403
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,088,560
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Tactical Income Central Fund (b)	81,810	6,966,954
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $9,091,451)		8,055,514
Money Market Central Funds - 6.7%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a) (Cost $1,620,808)	1,620,808	$ 1,620,808
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $32,012,820)	24,051,972
NET OTHER ASSETS - 0.6%	156,739
NET ASSETS - 100%	$ 24,208,711
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,350
Fidelity Consumer Discretionary Central Fund	6,114
Fidelity Consumer Staples Central Fund	7,699
Fidelity Energy Central Fund	4,041
Fidelity Financials Central Fund	17,886
Fidelity Floating Rate Central Fund	10,445
Fidelity Health Care Central Fund	5,572
Fidelity High Income Central Fund 1	14,370
Fidelity Industrials Central Fund	10,418
Fidelity Information Technology Central Fund	4,704
Fidelity International Equity Central Fund	9,418
Fidelity Materials Central Fund	2,557
Fidelity Tactical Income Central Fund	96,952
Fidelity Telecom Services Central Fund	2,911
Fidelity Utilities Central Fund	4,863
Total	$ 205,300
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 214,673	$ 244,465	$ 1,256,797	0.3%
Fidelity Consumer Staples Central Fund	1,635,731	236,744	257,804	1,409,269	0.3%
Fidelity Emerging Markets Equity Central Fund	-	222,700	-	235,706	0.3%
Fidelity Energy Central Fund	1,737,408	431,939	269,402	1,276,826	0.3%
Fidelity Financials Central Fund	2,533,356	338,428	415,668	1,810,391	0.3%
Fidelity Floating Rate Central Fund	599,148	10,446	-	470,157	0.0%
Fidelity Health Care Central Fund	2,041,880	297,237	327,148	1,676,511	0.3%
Fidelity High Income Central Fund 1	376,783	332,001	-	618,403	0.2%
Fidelity Industrials Central Fund	1,909,359	320,150	303,340	1,484,994	0.3%
Fidelity Information Technology Central Fund	2,379,293	467,343	401,443	1,839,438	0.3%
Fidelity International Equity Central Fund	1,762,191	1,036,817	297,361	2,040,130	0.4%
Fidelity Materials Central Fund	579,741	119,932	94,828	443,497	0.3%
Fidelity Tactical Income Central Fund	8,688,176	1,197,783	2,487,857	6,966,954	0.2%
Fidelity Telecom Services Central Fund	478,691	76,699	75,998	386,293	0.3%
Fidelity Utilities Central Fund	583,808	84,903	92,702	515,798	0.3%
Total	$ 26,926,808	$ 5,387,795	$ 5,268,016	$ 22,431,164
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,051,972	$ 24,051,972	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $32,012,820. Net unrealized depreciation aggregated $7,960,848, of which $216,272 related to appreciated investment securities and $8,177,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Manager 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.873071.100

AAM70-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,735,410	$ 124,342,098
Fidelity Consumer Staples Central Fund (b)	1,399,888	139,428,852
Fidelity Emerging Markets Equity Central Fund (b)	184,198	19,495,516
Fidelity Energy Central Fund (b)	1,782,734	126,324,504
Fidelity Financials Central Fund (b)	3,844,387	179,110,008
Fidelity Health Care Central Fund (b)	2,032,149	165,863,983
Fidelity Industrials Central Fund (b)	1,862,095	146,919,288
Fidelity Information Technology Central Fund (b)	2,555,238	181,984,052
Fidelity International Equity Central Fund (b)	3,203,077	170,980,247
Fidelity Materials Central Fund (b)	568,585	43,883,385
Fidelity Telecom Services Central Fund (b)	544,710	38,222,269
Fidelity Utilities Central Fund (b)	613,587	51,031,998
TOTAL EQUITY CENTRAL FUNDS (Cost $2,091,793,342)		1,387,586,200
Fixed-Income Central Funds - 28.2%

High Yield Fixed-Income Funds - 5.9%
Fidelity Floating Rate Central Fund (b)	953,267	62,086,303
Fidelity High Income Central Fund 1 (b)	739,753	51,383,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,469,577
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (b)	5,054,353	430,428,700
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $656,381,542)		543,898,277
Money Market Central Funds - 0.0%
	Shares	Value
Fidelity Money Market Central Fund, 2.39% (a) (Cost $56,119)	56,119	$ 56,119
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,748,231,003)	1,931,540,596
NET OTHER ASSETS - 0.1%	1,984,267
NET ASSETS - 100%	$ 1,933,524,863
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 146,538
Fidelity Consumer Discretionary Central Fund	639,295
Fidelity Consumer Staples Central Fund	807,906
Fidelity Energy Central Fund	410,029
Fidelity Financials Central Fund	1,866,949
Fidelity Floating Rate Central Fund	1,379,170
Fidelity Health Care Central Fund	587,554
Fidelity High Income Central Fund 1	1,281,414
Fidelity Industrials Central Fund	1,072,318
Fidelity Information Technology Central Fund	484,240
Fidelity International Equity Central Fund	892,047
Fidelity Materials Central Fund	265,708
Fidelity Money Market Central Fund	51,752
Fidelity Securities Lending Cash Central Fund	9,184
Fidelity Tactical Income Central Fund	6,641,949
Fidelity Telecom Services Central Fund	313,873
Fidelity Utilities Central Fund	498,421
Total	$ 17,348,347
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 1,528,027	$ 29,278	$ 124,342,098	28.6%
Fidelity Consumer Staples Central Fund	159,972,498	839,465	30,873	139,428,852	28.6%
Fidelity Emerging Markets Equity Central Fund	-	18,419,800	-	19,495,516	21.1%
Fidelity Energy Central Fund	169,988,020	21,464,743	32,299	126,324,504	28.6%
Fidelity Financials Central Fund	247,762,683	4,479,690	49,859	179,110,008	28.6%
Fidelity Floating Rate Central Fund	79,120,080	1,379,376	-	62,086,303	3.1%
Fidelity Health Care Central Fund	199,695,136	2,429,138	39,303	165,863,983	28.6%
Fidelity High Income Central Fund 1	49,300,279	11,952,717	-	51,383,274	17.0%
Fidelity Industrials Central Fund	186,734,449	8,221,495	36,323	146,919,288	28.6%
Fidelity Information Technology Central Fund	232,695,598	15,799,617	48,187	181,984,052	28.6%
Fidelity International Equity Central Fund	213,497,810	1,090,423	-	170,980,247	34.4%
Fidelity Materials Central Fund	56,702,977	4,817,287	11,246	43,883,385	28.6%
Fidelity Tactical Income Central Fund	500,674,871	6,642,702	52,188,562	430,428,700	12.3%
Fidelity Telecom Services Central Fund	46,819,800	1,738,768	9,056	38,222,269	28.6%
Fidelity Utilities Central Fund	57,097,620	498,421	367,407	51,031,998	28.6%
Total	$ 2,358,624,392	$ 101,301,669	$ 52,842,393	$ 1,931,484,477
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,931,540,596	$ 1,931,540,596	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,748,231,003. Net unrealized depreciation aggregated $816,690,407, of which $7,076,677 related to appreciated investment securities and $823,767,084 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2008

1.811339.104

AMG-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,735,410	$ 124,342,098
Fidelity Consumer Staples Central Fund (b)	1,399,888	139,428,852
Fidelity Emerging Markets Equity Central Fund (b)	184,198	19,495,516
Fidelity Energy Central Fund (b)	1,782,734	126,324,504
Fidelity Financials Central Fund (b)	3,844,387	179,110,008
Fidelity Health Care Central Fund (b)	2,032,149	165,863,983
Fidelity Industrials Central Fund (b)	1,862,095	146,919,288
Fidelity Information Technology Central Fund (b)	2,555,238	181,984,052
Fidelity International Equity Central Fund (b)	3,203,077	170,980,247
Fidelity Materials Central Fund (b)	568,585	43,883,385
Fidelity Telecom Services Central Fund (b)	544,710	38,222,269
Fidelity Utilities Central Fund (b)	613,587	51,031,998
TOTAL EQUITY CENTRAL FUNDS (Cost $2,091,793,342)		1,387,586,200
Fixed-Income Central Funds - 28.2%

High Yield Fixed-Income Funds - 5.9%
Fidelity Floating Rate Central Fund (b)	953,267	62,086,303
Fidelity High Income Central Fund 1 (b)	739,753	51,383,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,469,577
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (b)	5,054,353	430,428,700
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $656,381,542)		543,898,277
Money Market Central Funds - 0.0%
	Shares	Value
Fidelity Money Market Central Fund, 2.39% (a) (Cost $56,119)	56,119	$ 56,119
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,748,231,003)	1,931,540,596
NET OTHER ASSETS - 0.1%	1,984,267
NET ASSETS - 100%	$ 1,933,524,863
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 146,538
Fidelity Consumer Discretionary Central Fund	639,295
Fidelity Consumer Staples Central Fund	807,906
Fidelity Energy Central Fund	410,029
Fidelity Financials Central Fund	1,866,949
Fidelity Floating Rate Central Fund	1,379,170
Fidelity Health Care Central Fund	587,554
Fidelity High Income Central Fund 1	1,281,414
Fidelity Industrials Central Fund	1,072,318
Fidelity Information Technology Central Fund	484,240
Fidelity International Equity Central Fund	892,047
Fidelity Materials Central Fund	265,708
Fidelity Money Market Central Fund	51,752
Fidelity Securities Lending Cash Central Fund	9,184
Fidelity Tactical Income Central Fund	6,641,949
Fidelity Telecom Services Central Fund	313,873
Fidelity Utilities Central Fund	498,421
Total	$ 17,348,347
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 1,528,027	$ 29,278	$ 124,342,098	28.6%
Fidelity Consumer Staples Central Fund	159,972,498	839,465	30,873	139,428,852	28.6%
Fidelity Emerging Markets Equity Central Fund	-	18,419,800	-	19,495,516	21.1%
Fidelity Energy Central Fund	169,988,020	21,464,743	32,299	126,324,504	28.6%
Fidelity Financials Central Fund	247,762,683	4,479,690	49,859	179,110,008	28.6%
Fidelity Floating Rate Central Fund	79,120,080	1,379,376	-	62,086,303	3.1%
Fidelity Health Care Central Fund	199,695,136	2,429,138	39,303	165,863,983	28.6%
Fidelity High Income Central Fund 1	49,300,279	11,952,717	-	51,383,274	17.0%
Fidelity Industrials Central Fund	186,734,449	8,221,495	36,323	146,919,288	28.6%
Fidelity Information Technology Central Fund	232,695,598	15,799,617	48,187	181,984,052	28.6%
Fidelity International Equity Central Fund	213,497,810	1,090,423	-	170,980,247	34.4%
Fidelity Materials Central Fund	56,702,977	4,817,287	11,246	43,883,385	28.6%
Fidelity Tactical Income Central Fund	500,674,871	6,642,702	52,188,562	430,428,700	12.3%
Fidelity Telecom Services Central Fund	46,819,800	1,738,768	9,056	38,222,269	28.6%
Fidelity Utilities Central Fund	57,097,620	498,421	367,407	51,031,998	28.6%
Total	$ 2,358,624,392	$ 101,301,669	$ 52,842,393	$ 1,931,484,477
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,931,540,596	$ 1,931,540,596	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,748,231,003. Net unrealized depreciation aggregated $816,690,407, of which $7,076,677 related to appreciated investment securities and $823,767,084 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.103

AAM85-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 85.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	367,998	$ 26,367,066
Fidelity Consumer Staples Central Fund (b)	296,850	29,566,225
Fidelity Emerging Markets Equity Central Fund (b)	33,544	3,550,297
Fidelity Energy Central Fund (b)	378,033	26,787,396
Fidelity Financials Central Fund (b)	815,211	37,980,684
Fidelity Health Care Central Fund (b)	430,922	35,171,873
Fidelity Industrials Central Fund (b)	394,861	31,154,543
Fidelity Information Technology Central Fund (b)	541,844	38,590,152
Fidelity International Equity Central Fund (b)	887,001	47,348,122
Fidelity Materials Central Fund (b)	120,570	9,305,566
Fidelity Telecom Services Central Fund (b)	115,507	8,105,134
Fidelity Utilities Central Fund (b)	130,112	10,821,455
TOTAL EQUITY CENTRAL FUNDS (Cost $462,337,185)		304,748,513
Fixed-Income Central Funds - 12.1%

High Yield Fixed-Income Funds - 5.4%
Fidelity High Income Central Fund 1 (b)	276,872	19,231,500
Investment Grade Fixed-Income Funds - 6.7%
Fidelity Tactical Income Central Fund (b)	280,850	23,917,185
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $49,584,133)		43,148,685
Money Market Central Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a) (Cost $9,548,757)	9,548,757	$ 9,548,757
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $521,470,075)	357,445,955
NET OTHER ASSETS - 0.3%	905,264
NET ASSETS - 100%	$ 358,351,219
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,873
Fidelity Consumer Discretionary Central Fund	136,048
Fidelity Consumer Staples Central Fund	172,001
Fidelity Energy Central Fund	86,948
Fidelity Financials Central Fund	397,224
Fidelity Health Care Central Fund	125,160
Fidelity High Income Central Fund 1	438,279
Fidelity Industrials Central Fund	227,776
Fidelity Information Technology Central Fund	102,863
Fidelity International Equity Central Fund	247,027
Fidelity Materials Central Fund	56,502
Fidelity Tactical Income Central Fund	374,017
Fidelity Telecom Services Central Fund	67,030
Fidelity Utilities Central Fund	105,819
Total	$ 2,589,567
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 1,926,834	$ 452,718	$ 26,367,066	6.1%
Fidelity Consumer Staples Central Fund	32,650,885	1,887,929	478,289	29,566,225	6.1%
Fidelity Emerging Markets Equity Central Fund	-	3,354,400	-	3,550,297	3.8%
Fidelity Energy Central Fund	34,680,962	6,177,519	490,998	26,787,396	6.1%
Fidelity Financials Central Fund	50,569,247	3,562,244	717,644	37,980,684	6.1%
Fidelity Health Care Central Fund	40,758,469	2,597,644	591,844	35,171,873	6.1%
Fidelity High Income Central Fund 1	5,470,107	16,031,693	-	19,231,500	6.3%
Fidelity Industrials Central Fund	38,113,161	3,606,199	525,042	31,154,543	6.1%
Fidelity Information Technology Central Fund	47,494,035	5,711,999	704,409	38,590,152	6.1%
Fidelity International Equity Central Fund	59,185,813	247,027	-	47,348,122	9.5%
Fidelity Materials Central Fund	11,573,244	1,575,465	162,895	9,305,566	6.1%
Fidelity Tactical Income Central Fund	36,391,037	374,018	11,801,516	23,917,185	0.7%
Fidelity Telecom Services Central Fund	9,556,098	840,661	133,752	8,105,134	6.1%
Fidelity Utilities Central Fund	11,653,791	627,630	175,579	10,821,455	6.1%
Total	$ 410,460,020	$ 48,521,262	$ 16,234,686	$ 347,897,198
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 357,445,955	$ 357,445,955	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $521,470,075. Net unrealized depreciation aggregated $164,024,120, of which $697,412 related to appreciated investment securities and $164,721,532 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2008

1.811344.104

AGG-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 85.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	367,998	$ 26,367,066
Fidelity Consumer Staples Central Fund (b)	296,850	29,566,225
Fidelity Emerging Markets Equity Central Fund (b)	33,544	3,550,297
Fidelity Energy Central Fund (b)	378,033	26,787,396
Fidelity Financials Central Fund (b)	815,211	37,980,684
Fidelity Health Care Central Fund (b)	430,922	35,171,873
Fidelity Industrials Central Fund (b)	394,861	31,154,543
Fidelity Information Technology Central Fund (b)	541,844	38,590,152
Fidelity International Equity Central Fund (b)	887,001	47,348,122
Fidelity Materials Central Fund (b)	120,570	9,305,566
Fidelity Telecom Services Central Fund (b)	115,507	8,105,134
Fidelity Utilities Central Fund (b)	130,112	10,821,455
TOTAL EQUITY CENTRAL FUNDS (Cost $462,337,185)		304,748,513
Fixed-Income Central Funds - 12.1%

High Yield Fixed-Income Funds - 5.4%
Fidelity High Income Central Fund 1 (b)	276,872	19,231,500
Investment Grade Fixed-Income Funds - 6.7%
Fidelity Tactical Income Central Fund (b)	280,850	23,917,185
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $49,584,133)		43,148,685
Money Market Central Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (a) (Cost $9,548,757)	9,548,757	$ 9,548,757
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $521,470,075)	357,445,955
NET OTHER ASSETS - 0.3%	905,264
NET ASSETS - 100%	$ 358,351,219
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,873
Fidelity Consumer Discretionary Central Fund	136,048
Fidelity Consumer Staples Central Fund	172,001
Fidelity Energy Central Fund	86,948
Fidelity Financials Central Fund	397,224
Fidelity Health Care Central Fund	125,160
Fidelity High Income Central Fund 1	438,279
Fidelity Industrials Central Fund	227,776
Fidelity Information Technology Central Fund	102,863
Fidelity International Equity Central Fund	247,027
Fidelity Materials Central Fund	56,502
Fidelity Tactical Income Central Fund	374,017
Fidelity Telecom Services Central Fund	67,030
Fidelity Utilities Central Fund	105,819
Total	$ 2,589,567
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 1,926,834	$ 452,718	$ 26,367,066	6.1%
Fidelity Consumer Staples Central Fund	32,650,885	1,887,929	478,289	29,566,225	6.1%
Fidelity Emerging Markets Equity Central Fund	-	3,354,400	-	3,550,297	3.8%
Fidelity Energy Central Fund	34,680,962	6,177,519	490,998	26,787,396	6.1%
Fidelity Financials Central Fund	50,569,247	3,562,244	717,644	37,980,684	6.1%
Fidelity Health Care Central Fund	40,758,469	2,597,644	591,844	35,171,873	6.1%
Fidelity High Income Central Fund 1	5,470,107	16,031,693	-	19,231,500	6.3%
Fidelity Industrials Central Fund	38,113,161	3,606,199	525,042	31,154,543	6.1%
Fidelity Information Technology Central Fund	47,494,035	5,711,999	704,409	38,590,152	6.1%
Fidelity International Equity Central Fund	59,185,813	247,027	-	47,348,122	9.5%
Fidelity Materials Central Fund	11,573,244	1,575,465	162,895	9,305,566	6.1%
Fidelity Tactical Income Central Fund	36,391,037	374,018	11,801,516	23,917,185	0.7%
Fidelity Telecom Services Central Fund	9,556,098	840,661	133,752	8,105,134	6.1%
Fidelity Utilities Central Fund	11,653,791	627,630	175,579	10,821,455	6.1%
Total	$ 410,460,020	$ 48,521,262	$ 16,234,686	$ 347,897,198
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 357,445,955	$ 357,445,955	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $521,470,075. Net unrealized depreciation aggregated $164,024,120, of which $697,412 related to appreciated investment securities and $164,721,532 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Broad Market
Opportunities Fund

December 31, 2008

1.861615.101

BMO-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 99.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,574	$ 256,049
Fidelity Consumer Staples Central Fund (a)	3,228	321,548
Fidelity Energy Central Fund (a)	4,974	352,449
Fidelity Financials Central Fund (a)	9,267	431,744
Fidelity Health Care Central Fund (a)	5,056	412,672
Fidelity Industrials Central Fund (a)	4,172	329,175
Fidelity Information Technology Central Fund (a)	6,342	451,647
Fidelity Materials Central Fund (a)	1,262	97,372
Fidelity Telecom Services Central Fund (a)	1,463	102,670
Fidelity Utilities Central Fund (a)	1,517	126,186
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $4,516,801)		2,881,512
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,516,801)		2,881,512
NET OTHER ASSETS - 0.1%		3,826
NET ASSETS - 100%		$ 2,885,338
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 1,400
Fidelity Consumer Staples Central Fund	2,151
Fidelity Energy Central Fund	1,248
Fidelity Financials Central Fund	4,597
Fidelity Health Care Central Fund	1,579
Fidelity Industrials Central Fund	2,581
Fidelity Information Technology Central Fund	1,286
Fidelity Materials Central Fund	641
Fidelity Telecom Services Central Fund	877
Fidelity Utilities Central Fund	1,324
Total	$ 17,684
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 397,265	$ 51,455	$ 97,516	$ 256,049	0.1%
Fidelity Consumer Staples Central Fund	440,860	83,190	137,298	321,548	0.1%
Fidelity Energy Central Fund	496,317	142,180	102,478	352,449	0.1%
Fidelity Financials Central Fund	711,636	128,925	206,912	431,744	0.1%
Fidelity Health Care Central Fund	550,440	69,608	104,879	412,672	0.1%
Fidelity Industrials Central Fund	487,278	77,973	104,060	329,175	0.1%
Fidelity Information Technology Central Fund	636,167	131,700	130,938	451,647	0.1%
Fidelity Materials Central Fund	153,938	21,310	29,203	97,372	0.1%
Fidelity Telecom Services Central Fund	114,302	35,673	22,340	102,670	0.1%
Fidelity Utilities Central Fund	157,597	29,269	42,881	126,186	0.1%
Total	$ 4,145,800	$ 771,283	$ 978,505	$ 2,881,512
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,881,512	$ 2,881,512	$ -	$ -
Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,516,801. Net unrealized depreciation aggregated $1,635,289, of which $14,960 related to appreciated investment securities and $1,650,249 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009